ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets - Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	May 31, 2019	Feb. 28, 2018
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00002	$ 0.00002	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	193,770,753	190,380,309
Ordinary shares, shares outstanding	190,824,913	187,434,469
Treasury stock at cost, shares	2,945,840	2,945,840
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	193,770,753	190,380,309
Ordinary shares, shares outstanding	190,824,913	187,434,469
Treasury stock at cost, shares	2,945,840	2,945,840